Change in Year End (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended							11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2019	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net revenues	$ 806,594	$ 1,106,098	$ 856,778	$ 1,101,657	$ 828,443	$ 1,150,846	$ 911,159	$ 895,435	$ 3,764,034	$ 4,031,333	$ 3,892,976	$ 4,077,445
Total expenses									3,524,957	3,336,359	3,617,363	3,396,042
Income (loss) related to associated companies									57,023	(76,864)	202,995	(74,901)
Income from continuing operations before income taxes									296,100	618,110	478,608	606,502
Income tax provision (benefit)									19,008	195,550	(483,955)	642,286
Income from continuing operations	(19,318)	193,878	49,394	672,276	47,015	182,301	27,917	86,192	277,092	422,560	962,563	(35,784)
Income from discontinued operations, including gain on disposal, net of taxes									773,984	267,321
Net (income) loss attributable to the redeemable noncontrolling interests	31	333	242	(427)	138	(390)	(22,108)	(14,796)	(37,263)	(78,506)	286	(84,576)
Net income attributable to Jefferies Financial Group Inc. common shareholders	$ (20,371)	$ 195,541	$ 48,477	$ 670,764	$ 44,811	$ 192,635	$ 725,529	$ 124,525	$ 1,022,318	$ 610,277	$ 959,593	$ 167,351
Basic earnings (loss) per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income from continuing operations (USD per share)	$ (0.06)					$ 0.56	$ 0.08	$ 0.23	$ 0.82	$ 1.14	$ 3.07	$ (0.10)
Income from discontinued operations, including gain on disposal (USD per share)									2.11	0.51
Net income (USD per share)	(0.06)	$ 0.63	$ 0.16	$ 2.17	$ 0.14	0.56	2.05	0.34	2.93	1.65	3.07	0.45
Diluted earnings (loss) per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income from continuing operations (USD per share)	(0.06)					0.55	0.08	0.23	0.81	1.13	3.03	(0.10)
Income from discontinued operations, including gain on disposal (USD per share)									2.09	0.50
Net income (USD per share)	$ (0.06)	$ 0.62	$ 0.15	$ 2.14	$ 0.14	$ 0.55	$ 2.03	$ 0.34	$ 2.90	$ 1.63	$ 3.03	$ 0.45